Restructuring Charges - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2012 Domestic Subsidiaries USD ($)	Mar. 31, 2012 Domestic Subsidiaries JPY (¥)	Mar. 31, 2012 Overseas Subsidiaries USD ($)	Mar. 31, 2012 Overseas Subsidiaries JPY (¥)	Mar. 31, 2012 Cost of Sales USD ($)	Mar. 31, 2012 Cost of Sales JPY (¥)	Mar. 31, 2012 Operating Expense USD ($)	Mar. 31, 2012 Operating Expense JPY (¥)
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 415,878	¥ 34,102,000	$ 323,573	¥ 26,533,000	$ 92,305	¥ 7,569,000	$ 47,963,000	¥ 3,933,000	$ 367,915,000	¥ 30,169,000